SIGNIFICANT ACCOUNTING POLICIES - Significant entities (Details)		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2017	Dec. 31, 2016
Mineração Maracá Industria e Comércio S.A.
Disclosure of information about consolidated structured entities [line items]
Interest		100.00%	100.00%
Mineração Maracá Industria e Comércio S.A.
Disclosure of information about consolidated structured entities [line items]
Interest		100.00%	100.00%
Canadian Malartic Corporation
Disclosure of information about consolidated structured entities [line items]
Interest	50.00%	50.00%	50.00%
Minera Florida Ltda.
Disclosure of information about consolidated structured entities [line items]
Interest		100.00%	100.00%
Jacobina Mineração e Comércio Ltda.
Disclosure of information about consolidated structured entities [line items]
Interest		100.00%	100.00%
Minas Argentinas S.A.
Disclosure of information about consolidated structured entities [line items]
Interest		100.00%	100.00%